FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net

	Year ended December 31,
	2015	2014	2013

Income:

Foreign currency exchange differences	$131	$208	$15
Interest on cash equivalents and restricted deposits	4	5	12

	(135)	(213)	(27)
Expenses:

Amortization of shareholders' convertible loans discount and BCF	2,684	43	489
Interest on shareholders' convertible note and loans	575	708	729
Withholding taxes on interest of convertible note and loans from shareholders	119	294	205

Bank commissions and others	149	144	292
Foreign currency exchange differences	161	271	135
Interest on loans from banks and other credit balances	21	7	84

	3,709	1,467	1,934

Total financial expenses, net	$3,574	$1,254	$1,907